October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.2%
Abrdn Property Income Trust Ltd.	381,052	$ 299,231
Activia Properties, Inc.	766	1,633,650
AEW U.K. REIT PLC	240,842	299,995
Alexander & Baldwin, Inc.	82,761	1,540,182
American Assets Trust, Inc.	53,562	1,443,496
Argosy Property Ltd.	1,156,128	749,754
Armada Hoffler Properties, Inc.	77,122	835,231
Balanced Commercial Property Trust Ltd.	557,887	686,996
British Land Co. PLC	1,110,958	5,716,939
Broadstone Net Lease, Inc.	205,539	3,615,431
Charter Hall Group	524,729	5,177,926
Charter Hall Long Wale REIT	719,958	1,834,016
Covivio SA/France	61,522	3,499,948
Cromwell European Real Estate Investment Trust	389,400	682,716
Custodian Property Income REIT PLC	721,057	726,486
Daiwa House REIT Investment Corp.	2,523	3,842,922
Empire State Realty Trust, Inc., Class A(a)	147,015	1,558,359
Essential Properties Realty Trust, Inc.	193,540	6,133,283
Global Net Lease, Inc.	225,689	1,758,117
GPT Group	2,133,438	6,609,665
Growthpoint Properties Australia Ltd.	314,674	544,432
H&R Real Estate Investment Trust	297,941	2,261,814
Hankyu Hanshin REIT, Inc.	802	634,695
Heiwa Real Estate REIT, Inc.	1,149	918,025
Hulic REIT, Inc.	1,430	1,238,372
ICADE	35,864	938,058
KDX Realty Investment Corp.	4,421	4,205,507
Land Securities Group PLC	829,037	6,438,871
LondonMetric Property PLC	2,198,888	5,496,551
Merlin Properties Socimi SA	486,821	5,432,091
Mirvac Group	4,389,793	6,136,649
Mori Trust Sogo REIT, Inc.	2,798	1,130,330
Nippon REIT Investment Corp.	481	995,133
Nomura Real Estate Master Fund, Inc.	4,985	4,705,910
NTT UD REIT Investment Corp.	1,689	1,211,017
OUE Real Estate Investment Trust	2,433,800	529,022
Picton Property Income Ltd.	627,801	561,488
Schroder Real Estate Investment Trust Ltd.(a)	555,632	360,788
Sekisui House REIT, Inc.	4,635	2,203,910
Star Asia Investment Corp.	2,463	822,830
Stockland	2,656,275	8,982,515
Stride Property Group(b)	871,685	721,627
Sunlight Real Estate Investment Trust	1,190,000	285,884
Suntec Real Estate Investment Trust	2,478,900	2,224,993
Takara Leben Real Estate Investment Corp.	893	497,568
Tokyu REIT, Inc.	1,002	1,017,151
United Urban Investment Corp.	3,218	2,885,871
WP Carey, Inc.	240,836	13,419,382
		125,444,827
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	302,537	3,400,513
Health Care REITs — 10.6%
Aedifica SA	52,886	3,414,200
Alexandria Real Estate Equities, Inc.	192,541	21,477,949
American Healthcare REIT, Inc.	92,299	2,455,153
Assura PLC	3,325,925	1,733,879
Care Reit PLC	398,443	445,706
CareTrust REIT, Inc.	157,362	5,141,017
Cofinimmo SA	40,816	2,577,114
Security	Shares	Value
Health Care REITs (continued)
Health Care & Medical Investment Corp.	376	$ 269,692
Healthcare Realty Trust, Inc.	422,542	7,259,272
HealthCo REIT	511,912	386,306
Healthpeak Properties, Inc.	776,521	17,432,896
Life Science REIT PLC	358,379	193,163
LTC Properties, Inc.	48,072	1,836,350
Medical Properties Trust, Inc.(a)	658,607	3,049,350
National Health Investors, Inc.	46,802	3,587,373
NorthWest Healthcare Properties Real Estate Investment Trust	243,383	900,221
Omega Healthcare Investors, Inc.	274,216	11,645,954
Parkway Life Real Estate Investment Trust(a)	435,700	1,242,665
Primary Health Properties PLC	1,435,528	1,769,717
Sabra Health Care REIT, Inc.	255,283	4,952,490
Sila Realty Trust, Inc.	64,925	1,634,812
Target Healthcare REIT PLC	699,700	818,321
Ventas, Inc.	448,278	29,357,726
Welltower, Inc.	670,378	90,420,585
		214,001,911
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	249,947	3,691,717
CapitaLand Ascott Trust(b)	2,812,533	1,919,078
CDL Hospitality Trusts(b)	989,254	670,611
DiamondRock Hospitality Co.	226,229	1,938,783
Far East Hospitality Trust(b)	1,698,500	794,246
Hoshino Resorts REIT, Inc.	676	1,026,176
Host Hotels & Resorts, Inc.	774,666	13,355,242
Hotel Property Investments Ltd.(a)	202,029	466,963
Invincible Investment Corp.	8,604	3,504,570
Japan Hotel REIT Investment Corp.	5,552	2,560,024
Park Hotels & Resorts, Inc.	229,281	3,184,713
Pebblebrook Hotel Trust	130,072	1,558,263
RLJ Lodging Trust	171,054	1,513,828
Ryman Hospitality Properties, Inc.	64,699	6,926,028
Service Properties Trust	193,971	620,707
Summit Hotel Properties, Inc.	113,302	693,408
Sunstone Hotel Investors, Inc.	227,266	2,293,114
Xenia Hotels & Resorts, Inc.	115,536	1,637,145
		48,354,616
Industrial REITs — 15.2%
Advance Logistics Investment Corp.(c)	831	648,392
AIMS APAC REIT(a)	773,632	741,202
Americold Realty Trust, Inc.	315,807	8,109,924
ARGAN SA	13,396	994,508
CapitaLand Ascendas REIT	4,067,359	8,242,533
Centuria Industrial REIT	590,987	1,180,438
CRE Logistics REIT, Inc.	738	675,106
Dexus Industria REIT	244,982	433,293
Dream Industrial Real Estate Investment Trust	303,563	2,882,252
EastGroup Properties, Inc.	53,738	9,204,245
ESR-LOGOS REIT	7,144,735	1,514,976
First Industrial Realty Trust, Inc.	146,770	7,703,957
Frasers Logistics & Commercial Trust(a)	3,347,000	2,697,279
GLP J-REIT	5,133	4,513,552
Goodman Group	2,074,778	49,544,643
Goodman Property Trust	1,191,131	1,501,464
Granite Real Estate Investment Trust	71,555	3,904,729
Industrial & Infrastructure Fund Investment Corp.	2,544	1,921,344
Innovative Industrial Properties, Inc.	30,874	3,988,612
Japan Logistics Fund, Inc.	1,009	1,807,861
LaSalle Logiport REIT	2,048	1,948,805

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Lineage, Inc.(a)	68,482	$ 5,070,407
LXP Industrial Trust	315,801	2,981,162
Mapletree Industrial Trust	2,242,010	4,048,433
Mapletree Logistics Trust(a)	3,779,709	3,769,911
Mitsubishi Estate Logistics REIT Investment Corp.	543	1,266,871
Mitsui Fudosan Logistics Park, Inc.	2,660	1,771,043
Montea NV	23,694	1,735,027
Nippon Prologis REIT, Inc.	2,718	4,372,944
Prologis, Inc.	1,027,582	116,055,111
Rexford Industrial Realty, Inc.	239,662	10,279,103
Segro PLC	1,504,894	15,248,158
SOSiLA Logistics REIT, Inc.	858	618,944
STAG Industrial, Inc.	201,108	7,497,306
Terreno Realty Corp.	105,377	6,317,351
Tritax Big Box REIT PLC	2,748,354	5,000,397
Urban Logistics REIT PLC	556,149	844,775
Warehouse REIT PLC	484,756	539,572
Warehouses De Pauw CVA	195,154	4,644,410
		306,220,040
IT Services — 0.3%
NEXTDC Ltd.(c)	667,973	7,135,340
Office REITs — 5.4%
Abacus Group	616,384	489,859
Allied Properties Real Estate Investment Trust	139,737	1,843,623
Brandywine Realty Trust	183,615	930,928
BXP, Inc.	174,546	14,061,426
Centuria Office REIT	486,608	381,361
Champion REIT	3,094,000	723,871
CLS Holdings PLC	253,493	303,005
COPT Defense Properties	123,639	3,981,176
Cousins Properties, Inc.	168,350	5,156,561
Cromwell Property Group	1,551,325	422,372
Daiwa Office Investment Corp.	609	1,202,680
Derwent London PLC	123,777	3,495,335
Dexus	1,197,890	5,621,983
Douglas Emmett, Inc.	176,111	3,133,015
Easterly Government Properties, Inc.	111,690	1,514,516
Gecina SA	57,558	6,151,110
Global One Real Estate Investment Corp.	1,095	705,488
Great Portland Estates PLC	406,204	1,642,050
Helical PLC	181,107	466,123
Highwoods Properties, Inc.	114,643	3,845,126
Hudson Pacific Properties, Inc.	144,047	622,283
Ichigo Office REIT Investment Corp.	1,130	580,084
Inmobiliaria Colonial Socimi SA	424,347	2,571,961
Japan Excellent, Inc.	1,444	1,116,758
Japan Prime Realty Investment Corp.	1,005	2,208,020
Japan Real Estate Investment Corp.	1,484	5,397,977
JBG SMITH Properties	95,669	1,626,373
Keppel REIT	2,673,800	1,814,493
Kilroy Realty Corp.	129,888	5,224,095
Mirai Corp.(a)	2,314	606,558
Mori Hills REIT Investment Corp.	1,742	1,449,929
Nippon Building Fund, Inc.	8,486	7,288,555
NSI NV	18,155	391,012
One REIT, Inc.	274	420,853
Orix JREIT, Inc.	2,996	3,092,717
Paramount Group, Inc.	216,941	1,052,164
Piedmont Office Realty Trust, Inc., Class A	138,364	1,375,338
Precinct Properties Group(a)(b)	1,540,493	1,160,148
Prosperity REIT(a)	1,875,000	313,153
Security	Shares	Value
Office REITs (continued)
Regional REIT Ltd.(d)	180,445	$ 298,289
Sankei Real Estate, Inc.	507	263,493
SL Green Realty Corp.	72,123	5,453,220
Vornado Realty Trust	194,774	8,065,591
Workspace Group PLC	158,989	1,133,697
		109,598,369
Real Estate Management & Development — 11.8%
Abrdn European Logistics Income PLC(d)	466,490	348,587
Aeon Mall Co. Ltd.	103,100	1,365,292
Allreal Holding AG, Class N, Registered Shares	15,967	2,840,997
Amot Investments Ltd.	245,341	1,193,509
Aroundtown SA(c)	775,040	2,307,702
Atrium Ljungberg AB, Class B	50,713	1,017,333
Azrieli Group Ltd.	40,596	3,099,131
CA Immobilien Anlagen AG(a)	36,301	878,178
CapitaLand Investment Ltd./Singapore(a)	2,609,400	5,512,586
Castellum AB(c)	475,027	5,948,629
Catena AB	41,426	1,898,899
Cibus Nordic Real Estate AB	61,768	997,446
City Developments Ltd.	522,800	2,048,958
Citycon OYJ	84,046	325,465
Corem Property Group AB, Class B	588,368	397,349
Deutsche EuroShop AG, Class N(a)	28,518	632,817
Deutsche Wohnen SE	56,240	1,436,793
Dios Fastigheter AB	96,874	722,556
Entra ASA(c)(d)	83,073	880,558
Fabege AB	282,970	2,256,638
Fastighets AB Balder, Class B(c)	705,820	5,490,949
FastPartner AB, Class A	85,517	570,076
Grainger PLC	816,250	2,398,377
Grand City Properties SA(c)	73,173	969,857
Heiwa Real Estate Co. Ltd.	28,400	780,063
Hongkong Land Holdings Ltd.	1,244,400	5,335,474
Hufvudstaden AB, Class A	122,277	1,445,194
Hulic Co. Ltd.	456,800	4,230,136
Hysan Development Co. Ltd.	696,000	1,128,878
Intershop Holding AG	8,895	1,251,180
Kennedy-Wilson Holdings, Inc.	124,583	1,331,792
Kojamo OYJ(c)	179,504	1,767,143
LEG Immobilien SE	82,538	7,797,153
Lifestyle Communities Ltd.(a)	123,875	698,251
Logistea AB(c)	215,059	319,726
Melisron Ltd.	28,679	2,272,839
Mitsubishi Estate Co. Ltd.	1,198,700	17,726,408
Mitsui Fudosan Co. Ltd.	2,981,600	25,440,050
Mobimo Holding AG, Registered Shares	8,088	2,505,402
New World Development Co. Ltd.(a)	1,609,507	1,617,664
Nomura Real Estate Holdings, Inc.	117,200	2,885,431
NP3 Fastigheter AB	29,604	689,076
Nyfosa AB	180,762	1,828,634
Pandox AB	95,160	1,654,094
Peach Property Group AG(a)(c)	18,806	178,597
Platzer Fastigheter Holding AB, Class B	53,905	456,132
PSP Swiss Property AG, Class N, Registered Shares	50,211	7,130,457
Sagax AB, Class B	238,571	5,749,288
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	1,208,641	642,468
Sino Land Co. Ltd.	3,895,405	3,898,357
Sirius Real Estate Ltd.	1,706,450	1,964,942
StorageVault Canada, Inc.	282,455	825,649
Sumitomo Realty & Development Co. Ltd.	471,300	13,980,517
Sun Hung Kai Properties Ltd.	1,581,000	17,119,013
Swire Properties Ltd.	1,195,000	2,432,061
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Swiss Prime Site AG, Registered Shares	85,029	$ 9,224,085
TAG Immobilien AG(c)	169,931	2,824,898
Tokyo Tatemono Co. Ltd.	218,800	3,572,958
Tritax EuroBox PLC(d)	925,938	839,348
UOL Group Ltd.(a)	555,400	2,244,202
VGP NV	11,406	959,236
Vonovia SE(a)	782,638	25,659,363
Wallenstam AB, Class B	378,269	1,789,100
Wharf Real Estate Investment Co. Ltd.	1,724,000	5,183,362
Wihlborgs Fastigheter AB	294,112	3,091,663
		238,008,966
Residential REITs — 12.1%
Advance Residence Investment Corp.	1,467	2,947,960
American Homes 4 Rent, Class A	375,254	13,223,951
Apartment Investment and Management Co., Class A(c)	155,006	1,308,251
AvalonBay Communities, Inc.	157,686	34,944,794
Boardwalk Real Estate Investment Trust	45,132	2,343,551
Camden Property Trust	115,004	13,316,313
Canadian Apartment Properties REIT	185,771	6,189,476
Care Property Invest NV	59,178	803,520
Centerspace	16,267	1,133,159
Comforia Residential REIT, Inc.	789	1,546,249
Daiwa Securities Living Investments Corp.	2,258	1,358,057
Elme Communities	95,049	1,603,477
Empiric Student Property PLC	715,155	871,439
Equity LifeStyle Properties, Inc.	204,809	14,361,207
Equity Residential	419,872	29,546,393
Essex Property Trust, Inc.	70,959	20,142,422
Home Invest Belgium SA	18,986	352,150
Home REIT PLC(c)(e)	1,048,527	308,667
Independence Realty Trust, Inc.	249,300	4,891,266
Ingenia Communities Group	391,475	1,234,722
InterRent Real Estate Investment Trust	150,425	1,230,539
Invitation Homes, Inc.	680,235	21,366,181
Irish Residential Properties REIT PLC	481,419	455,587
Killam Apartment Real Estate Investment Trust	132,614	1,781,076
Mid-America Apartment Communities, Inc.	129,073	19,533,908
NexPoint Residential Trust, Inc.	24,931	1,038,376
Nippon Accommodations Fund, Inc.	530	2,122,405
PRS REIT PLC	592,546	808,374
Residential Secure Income PLC(d)	241,637	177,600
Samty Residential Investment Corp.	767	473,646
Starts Proceed Investment Corp.	297	340,183
Sun Communities, Inc.	137,091	18,189,234
Triple Point Social Housing REIT PLC(d)	508,095	422,229
UDR, Inc.	364,874	15,394,034
UMH Properties, Inc.	74,594	1,391,178
UNITE Group PLC	449,731	5,087,384
Veris Residential, Inc.	89,710	1,477,524
Xior Student Housing NV	40,648	1,365,581
		245,082,063
Retail REITs — 16.6%
Acadia Realty Trust	111,395	2,728,064
AEON REIT Investment Corp.	1,980	1,654,791
Agree Realty Corp.	110,069	8,172,623
Ascencio	8,010	402,669
Brixmor Property Group, Inc.	333,025	8,975,024
BWP Trust	617,313	1,394,430
CapitaLand Integrated Commercial Trust	6,063,119	9,211,565
Carmila SA	63,064	1,187,564
Security	Shares	Value
Retail REITs (continued)
Charter Hall Retail REIT	555,509	$ 1,229,842
Choice Properties Real Estate Investment Trust	306,799	3,124,509
Crombie Real Estate Investment Trust	115,777	1,241,463
Curbline Properties Corp.(c)	104,431	2,363,273
Eurocommercial Properties NV	47,243	1,199,923
Federal Realty Investment Trust	91,598	10,152,722
First Capital Real Estate Investment Trust	232,148	2,964,478
Fortune Real Estate Investment Trust	1,622,000	845,559
Frasers Centrepoint Trust	1,263,505	2,131,921
Frontier Real Estate Investment Corp.	585	1,553,487
Fukuoka REIT Corp.	810	755,644
Getty Realty Corp.	56,427	1,771,243
Hamborner REIT AG	76,622	541,579
Hammerson PLC	523,911	1,941,552
HomeCo Daily Needs REIT	1,995,498	1,582,593
Immobiliare Grande Distribuzione SIIQ SpA(c)	131,396	353,290
InvenTrust Properties Corp.	74,925	2,206,541
Japan Metropolitan Fund Invest	7,555	4,636,969
Kimco Realty Corp.	732,184	17,367,404
Kite Realty Group Trust	239,540	6,148,992
Kiwi Property Group Ltd.	1,842,414	1,029,151
Klepierre SA	229,309	7,331,374
Lar Espana Real Estate Socimi SA	72,465	647,932
Lendlease Global Commercial REIT	1,900,656	822,786
Link REIT	2,842,221	13,243,094
Macerich Co.	238,022	4,451,011
Mapletree Pan Asia Commercial Trust(a)	2,672,147	2,624,429
Mercialys SA	106,342	1,254,671
NETSTREIT Corp.	87,060	1,349,430
NewRiver REIT PLC	508,276	510,525
NNN REIT, Inc.	201,439	8,750,510
PARAGON REIT	1,184,915	785,158
Phillips Edison & Co., Inc.	135,447	5,121,251
Primaris Real Estate Investment Trust	111,047	1,245,774
Realty Income Corp.	968,942	57,526,087
Regency Centers Corp.	204,303	14,595,406
Region RE Ltd.	1,340,928	1,928,259
Retail Estates NV	17,478	1,179,820
Retail Opportunity Investments Corp.	137,869	2,136,969
RioCan Real Estate Investment Trust	332,216	4,533,418
Scentre Group	5,780,421	13,252,576
Shaftesbury Capital PLC	1,674,192	2,938,093
Simon Property Group, Inc.	359,662	60,826,037
SITE Centers Corp.(a)	52,683	840,294
SmartCentres Real Estate Investment Trust	144,922	2,592,744
Starhill Global REIT	1,761,900	678,961
Supermarket Income REIT PLC	1,401,232	1,281,803
Tanger, Inc.	116,396	3,867,839
Unibail-Rodamco-Westfield	114,801	9,387,539
Urban Edge Properties	133,326	2,965,170
Vastned Retail NV	27,618	740,522
Vicinity Ltd.	4,195,435	5,964,313
Waypoint REIT Ltd.	763,686	1,244,264
Wereldhave NV	47,541	732,712
		336,219,636
Specialized REITs — 19.1%
Abacus Storage King	611,801	503,753
Arena REIT	430,080	1,130,972
Big Yellow Group PLC	208,408	3,246,281
Charter Hall Social Infrastructure REIT	362,723	618,266
CubeSmart	248,673	11,896,516
Digital Core REIT Management Pte Ltd.	1,109,000	688,862

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Digital Realty Trust, Inc.	359,018	$ 63,987,778
EPR Properties	82,918	3,761,990
Equinix, Inc.	105,420	95,729,793
Extra Space Storage, Inc.	232,490	37,965,617
Four Corners Property Trust, Inc.	102,096	2,813,766
Gaming & Leisure Properties, Inc.	289,494	14,529,704
Iron Mountain, Inc.	323,642	40,044,225
Keppel DC REIT	1,488,391	2,563,703
National Storage Affiliates Trust	77,383	3,261,693
National Storage REIT	1,488,841	2,449,436
Public Storage	175,812	57,852,697
Safehold, Inc.	58,338	1,241,433
Safestore Holdings PLC	236,482	2,466,327
Shurgard Self Storage Ltd.	34,757	1,488,439
VICI Properties, Inc.	1,158,894	36,806,473
		385,047,724
Total Common Stocks — 99.9% (Cost: $1,663,072,530)		2,018,514,005
Rights
Industrial REITs — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	361,429	3
Total Rights — 0.0% (Cost: $ — )		3
Total Long-Term Investments — 99.9% (Cost: $1,663,072,530)		2,018,514,008
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	17,809,785	$ 17,822,251
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	8,091,372	8,091,372
Total Short-Term Securities — 1.3% (Cost: $25,912,338)		25,913,623
Total Investments — 101.2% (Cost: $1,688,984,868)		2,044,427,631
Liabilities in Excess of Other Assets — (1.2)%		(24,546,661)
Net Assets — 100.0%		$ 2,019,880,970

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 12,290,243	$ 5,533,135 (a)	$ —	$ (502)	$ (625)	$ 17,822,251	17,809,785	$ 197,283 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	18,540,053	—	(10,448,681)(a)	—	—	8,091,372	8,091,372	657,132	—
				$ (502)	$ (625)	$ 25,913,623		$ 854,415	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	7	12/12/24	$ 884	$ (10,489)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Developed Real Estate Index Fund

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
SPI 200 Index	22	12/19/24	$ 2,938	$ (52,331)
Dow Jones U.S. Real Estate Index	498	12/20/24	18,819	(462,193)
				$ (525,013)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 34,601,271	$ 90,843,556	$ —	$ 125,444,827
Health Care Providers & Services	3,400,513	—	—	3,400,513
Health Care REITs	202,162,632	11,839,279	—	214,001,911
Hotel & Resort REITs	37,412,948	10,941,668	—	48,354,616
Industrial REITs	191,354,307	114,865,733	—	306,220,040
IT Services	—	7,135,340	—	7,135,340
Office REITs	74,063,649	35,534,720	—	109,598,369
Real Estate Management & Development	12,521,582	225,487,384	—	238,008,966
Residential REITs	226,719,310	18,054,086	308,667	245,082,063
Retail REITs	243,333,363	92,886,273	—	336,219,636
Specialized REITs	373,137,966	11,909,758	—	385,047,724
Rights	—	3	—	3
Short-Term Securities
Money Market Funds	25,913,623	—	—	25,913,623
	$1,424,621,164	$619,497,800	$308,667	$2,044,427,631
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (462,193)	$ (62,820)	$ —	$ (525,013)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares Developed Real Estate Index Fund

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
Schedule of Investments